Eaton Vance Asian Small Companies Fund
Fund Summaries Asian Small Companies Fund
Investment Objective
The Fund’s investment objective is to seek capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Asian Small Companies Fund	Class A	Class B
Shareholder Fees Column [Text]	Class A	Class B
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%

Annual Fund Operating Expenses		Eaton Vance Asian Small Companies Fund	Eaton Vance Asian Small Companies Fund Class A	Eaton Vance Asian Small Companies Fund Class B
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B
Management Fees			1.25%	1.25%
Distribution and Service (12b-1) Fees			0.30%	1.00%
Other Expenses			0.64%	0.64%
Acquired Fund Fees and Expenses			0.05%	0.05%
Total Annual Fund Operating Expenses			2.24%	2.94%
Expense Reimbursement	[2]		(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Expense Reimbursement			2.09%	2.79%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	The investment adviser and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 2.04% for Class A shares and 2.74% for Class B shares. This expense reimbursement will continue through April 28, 2013. Any amendments to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Asian Small Companies Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	775	1,221	1,693	2,991
Class B	Class B shares	782	1,296	1,734	3,086

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Asian Small Companies Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	775	1,221	1,693	2,991
Class B	Class B shares	282	896	1,534	3,086

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of Asian small companies (the “80% Policy”). At the time of investment, Asian small companies are companies that (a) have a market capitalization that does not exceed the maximum market capitalization of companies included in the MSCI All Country ex Japan Small Cap Index (full market capitalization) (the “market cap maximum”) on the last business day of the previous quarter and (b) are located in or have securities which are principally traded in an Asian region country. As of September 30, 2011, the maximum market capitalization of companies included in the Index (full market capitalization) was approximately $3.46 billion. The Fund may invest 25% or more of its total assets in securities of issuers located in any one country, and may retain securities of a company with a market capitalization that grows after initial investment over the market cap maximum. The Fund normally invests in the securities markets of countries in the Asian region, including Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. While there is no minimum or maximum limitation on assets that may be invested in a single country, it is anticipated that investments in Hong Kong, India, South Korea or Singapore may exceed 25% of total assets. More than 25% of the Fund’s total assets may be denominated in a single currency. The Fund has historically held fewer than 75 stocks; therefore, in that situation, the Fund’s value may be more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts and options. The Fund also may invest in stock and index futures as a substitute for purchasing securities and to gain exposure to sectors of the market. The Fund limits investment in such index or stock futures to not more than 20% of its total assets. The Fund may invest in private placements.

In selecting securities for the Fund, the investment adviser considers companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities. Stocks will be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

The Fund currently invests its assets in Asian Small Companies Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Investing in Asia. Economies of countries in the Asian and China regions differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Monsoons and natural disasters also can affect the value of investments. China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Geographic Concentration Risk. Because the Fund will concentrate its investments in equity securities of companies located in the region defined in Principal Investment Strategies above, the value of Fund shares may be affected by events that adversely affect that region and may fluctuate more than that of a less concentrated fund.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives’ counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 41.96% for the quarter ended June 30, 2009, and the lowest quarterly return was -38.40% for the quarter ended September 30, 2008. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2010 to September 30, 2011) was -27.03%.
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns Eaton Vance Asian Small Companies Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Class A	Class A Return Before Taxes		8.92%	2.83%	12.04%
Return Before Taxes Class B	Class B Return Before Taxes		9.86%	3.20%	12.11%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		7.94%	1.76%	10.89%
Return After Taxes on Distributions and the Sale of Class A Shares Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		6.03%	2.39%	10.46%
MSCI All Country Asia ex Japan Small Cap Index	MSCI All Country Asia ex Japan Small Cap Index	(reflects net dividends, which reflect the deduction of withholding taxes)	24.32%	15.38%	16.42%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. Investors cannot invest directly in an Index. (Source for the MSCI All Country Asia ex Japan Small Cap Index returns: MSCI Barra). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Greater China Growth Fund
Greater China Growth Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Greater China Growth Fund	Class A	Class B	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses		Eaton Vance Greater China Growth Fund	Eaton Vance Greater China Growth Fund Class A	Eaton Vance Greater China Growth Fund Class B	Eaton Vance Greater China Growth Fund Class C	Eaton Vance Greater China Growth Fund Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I
Management Fees			1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees			0.30%	1.00%	1.00%
Other Expenses			0.42%	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses			1.97%	2.67%	2.67%	1.67%
Expense Reimbursement	[2]		(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursement			1.95%	2.65%	2.65%	1.65%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	The investment adviser and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 1.95% for Class A shares, 2.65% for Class B and Class C shares, and 1.65% for Class I shares. This expense reimbursement will continue through April 28, 2013. Any amendments to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Greater China Growth Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	762	1,156	1,575	2,737
Class B	Class B shares	768	1,227	1,613	2,832
Class C	Class C shares	368	827	1,413	3,001
Class I	Class I shares	168	525	905	1,975

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Greater China Growth Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	762	1,156	1,575	2,737
Class B	Class B shares	268	827	1,413	2,832
Class C	Class C shares	268	827	1,413	3,001
Class I	Class I shares	168	525	905	1,975

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in the China region (the “80% Policy”). The Fund invests primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People’s Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines. A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region. The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund may invest up to 20% of its net assets outside the China region. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. More than 25% of the Fund’s total assets may be denominated in a single currency. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts. The Fund also may invest in stock and index futures as a substitute for purchasing securities and to gain exposure to sectors of the market. The Fund limits investment in such index or stock futures to not more than 20% of its total assets. The Fund may invest in private placements.

The investment adviser invests primarily in common stocks of China region companies expected to grow in value over time, regardless of short-term market fluctuations. In selecting securities for the Fund, the investment adviser considers companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities. Stocks typically will be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

The Fund currently invests its assets in Greater China Growth Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and market risks.

Risks of Investing in Asia. Economies of countries in the Asian and China regions differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Monsoons and natural disasters also can affect the value of investments. China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Geographic Concentration Risk. Because the Fund will concentrate its investments in equity securities of companies located in the region defined in Principal Investment Strategies above, the value of Fund shares may be affected by events that adversely affect that region and may fluctuate more than that of a less concentrated fund.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives’ counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 30.52% for the quarter ended June 30, 2009, and the lowest quarterly return was -26.58% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2010 to September 30, 2011) was -27.11%.
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns Eaton Vance Greater China Growth Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Class A	Class A Return Before Taxes		2.14%	13.78%	10.19%
Return Before Taxes Class B	Class B Return Before Taxes		2.90%	14.29%	10.19%
Return Before Taxes Class C	Class C Return Before Taxes		6.73%	14.53%	10.17%
Return Before Taxes Class I	Class I Return Before Taxes		8.79%	15.27%	10.90%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		(0.10%)	12.64%	9.64%
Return After Taxes on Distributions and the Sale of Class A Shares Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		3.14%	11.98%	9.07%
MSCI Golden Dragon Index	MSCI Golden Dragon Index	(reflects net dividends, which reflect the deduction of withholding taxes)	13.24%	12.75%	9.25%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. For the period from September 30, 1996 to December 31, 2000, the MSCI Golden Dragon Index data was calculated using gross dividends, without consideration for taxes. Investors cannot invest directly in an Index. (Source for the MSCI Golden Dragon Index returns: Lipper Inc. and MSCI, respectively). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Multi-Cap Growth Fund
Fund Summary
Investment Objective
The Fund’s investment objective is to achieve capital growth.
A secondary consideration is investment income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Multi-Cap Growth Fund	Class A	Class B	Class C
Shareholder Fees Column [Text]	Class A	Class B	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%

Annual Fund Operating Expenses		Eaton Vance Multi-Cap Growth Fund	Eaton Vance Multi-Cap Growth Fund Class A	Eaton Vance Multi-Cap Growth Fund Class B	Eaton Vance Multi-Cap Growth Fund Class C
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C
Management Fees			0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%
Other Expenses			0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses			0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses			1.25%	2.00%	2.00%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Multi-Cap Growth Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	695	949	1,222	1,999
Class B	Class B shares	703	1,027	1,278	2,134
Class C	Class C shares	303	627	1,078	2,327

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Multi-Cap Growth Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	695	949	1,222	1,999
Class B	Class B shares	203	627	1,078	2,134
Class C	Class C shares	203	627	1,078	2,327

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. growth companies but may invest up to 25% of its net assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may invest up to 10% of its assets in real estate investment trusts (“REITs”). The Fund may also invest in other pooled investment vehicles and may lend its securities. The Fund’s investment objective may not be changed without shareholder approval.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices or by writing put options or to generate income by writing covered call options or put options. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements. There is no stated limit on the Fund’s use of derivatives. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

The Fund invests in a portfolio consisting primarily of common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole. Growth companies owned by the Fund may include both large and established market leaders, as well as smaller, less seasoned companies. The Fund may invest in dividend-paying stocks to achieve the secondary consideration of investment income. However, growth stocks typically do not pay dividends. The Fund’s ability to pay dividends depends on the yields available on common stocks and Fund (and class) expenses. If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that the portfolio managers believe will grow in value over time. In making investment decisions, the portfolio managers may utilize the information provided by, and the expertise of, the investment adviser’s research staff. Management of the Fund involves consideration of numerous factors (such as potential for price appreciation, risk/return, the mix of securities held by the Fund and, secondarily, long-term dividend prospects). The sell process combines bottom-up and top-down considerations. The portfolio managers will normally consider selling securities when they reach the adviser’s price target, other securities are identified to displace a current holding, or fundamentals deteriorate and the original investment case is no longer valid. A top-down assessment of an industry or the economy can also influence sell decisions at times.

The Fund currently invests its assets in Multi-Cap Growth Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Real Estate Investment Trust Risk. Real estate investment trusts (“REITs”) are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 26.87% for the quarter ended June 30, 2003, and the lowest quarterly return was -33.13% for the quarter ended December 31, 2008. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2010 to September 30, 2011) was -11.04%.
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns Eaton Vance Multi-Cap Growth Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Class A	Class A Return Before Taxes		3.63%	2.97%	2.02%
Return Before Taxes Class B	Class B Return Before Taxes		4.06%	3.13%	1.89%
Return Before Taxes Class C	Class C Return Before Taxes		8.08%	3.46%	1.87%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		3.63%	2.12%	1.59%
Return After Taxes on Distributions and the Sale of Class A Shares Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		2.36%	2.35%	1.64%
Russell 3000 Growth Index	Russell 3000 Growth Index	(reflects no deduction for fees, expenses or taxes)	17.64%	3.88%	0.30%
S&P 500 Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Richard Bernstein Equity Strategy Fund
Fund Summary
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 13 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Richard Bernstein Equity Strategy Fund	Class A	Class C	Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses	Eaton Vance Richard Bernstein Equity Strategy Fund	Eaton Vance Richard Bernstein Equity Strategy Fund Class A	Eaton Vance Richard Bernstein Equity Strategy Fund Class C	Eaton Vance Richard Bernstein Equity Strategy Fund Class I
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]		Class A	Class C	Class I
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses		1.43%	2.18%	1.18%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Richard Bernstein Equity Strategy Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	712	1,001	1,312	2,190
Class C	Class C shares	321	682	1,169	2,513
Class I	Class I shares	120	375	649	1,432

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Richard Bernstein Equity Strategy Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	712	1,001	1,312	2,190
Class C	Class C shares	221	682	1,169	2,513
Class I	Class I shares	120	375	649	1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period (from the commencement of operations on October 12, 2010 through August 31, 2011), the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities and derivative instruments that provide exposure to equity securities (the “80% Policy”). The Fund may invest up to 20% of its net assets in fixed-income securities, including securities of any rating or that are unrated. The Fund may invest an unlimited amount of its assets in foreign securities located in developed or emerging market countries, including securities trading in the form of depositary receipts. The Fund may invest in stocks of companies of any capitalization, real estate investment trusts, exchange-traded notes (“ETNs”) and exchange-traded funds (“ETFs”, including commodity-related ETFs), and other pooled investment vehicles.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices. However, the Fund may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange traded and over-the-counter options; equity collars; equity-linked securities and equity swap agreements. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). There is no stated limit on the Fund’s use of derivatives.

The Fund is managed in a macro-driven, top-down style that emphasizes and de-emphasizes various global equity market segments at different times. Leading exposures will vary among growth and value, small, mid and large cap, U.S. and non-U.S., and developed and emerging markets based on the sub-adviser’s assessment of a range of proprietary and non-proprietary quantitative indicators and the firm’s macro-economic analysis and judgment. It is expected that the macro-economic factors and indicators will evolve over time and may include the following: global equity market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rotation; expected beta; estimate revisions and earnings surprises; investor sentiment and other factors. Individual stock selection will be based on quantitative screening and optimization to achieve desired market exposures while controlling stock-specific and other observable market risks. The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk controls are maintained. Stocks may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation based on a modified top-down view.

The Fund will exercise a flexible strategy and is not limited by investment style or by an issuer’s location, size, market capitalization or industry sector. The strategy may have none, some or all of its assets invested in a particular market segment at a given time, and across market segments in relative proportions that change over time. At anytime, up to 100% of the Fund’s assets may be invested in either U.S. or foreign securities, including issuers located in emerging market countries.

Principal Risks

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Fixed Income and Convertible Security Risk. The Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Commodity-Related Investments. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Real Estate Investment Trust Risk. Real estate investment trusts (“REITs”) are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active and Quantitative Management. The Fund is an actively managed portfolio and its success depends upon the ability of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized. The sub-adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, for which there can be no assurance that the desired results will be achieved.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
Performance history will be available after the Fund has been in operation for one full calendar year.

Eaton Vance Worldwide Health Sciences Fund
Fund Summary
Investment Objective
The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Worldwide Health Sciences Fund	Class A	Class B	Class C	Class I	Class R
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses		Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Worldwide Health Sciences Fund Class A	Eaton Vance Worldwide Health Sciences Fund Class B	Eaton Vance Worldwide Health Sciences Fund Class C	Eaton Vance Worldwide Health Sciences Fund Class I	Eaton Vance Worldwide Health Sciences Fund Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R
Management Fees	[2]		1.24%	1.24%	1.24%	1.24%	1.24%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%		0.50%
Other Expenses			0.31%	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses			1.80%	2.55%	2.55%	1.55%	2.05%
[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	Management Fees have been restated to reflect the terms of an Amended and Restated Investment Advisory Agreement, a new Management Agreement and a new Administration Agreement effective August 1, 2011 and assume that the new Index used for performance fee purposes was in place for the entire performance adjustment period. The restated performance fee adjustment would have increased the effective rate of the basic investment advisory fee of 0.48% by 0.17% for the most recent fiscal year ended August 31, 2011. See page 9 of this Prospectus for more information about the calculation of the performance fee adjustment.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Worldwide Health Sciences Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	747	1,109	1,494	2,569
Class B	Class B shares	758	1,193	1,555	2,702
Class C	Class C shares	358	793	1,355	2,885
Class I	Class I shares	158	490	845	1,845
Class R	Class R shares	208	643	1,103	2,379

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Worldwide Health Sciences Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A shares	747	1,109	1,494	2,569
Class B	Class B shares	258	793	1,355	2,702
Class C	Class C shares	258	793	1,355	2,885
Class I	Class I shares	158	490	845	1,845
Class R	Class R shares	208	643	1,103	2,379

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies (“health sciences companies”) (the “80% Policy”). A company will be considered to be a health sciences company if, at the time of investment, 50% or more of the company’s sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care. The Fund invests in U.S. and foreign securities and will normally be invested in issuers located in at least three different countries. The Fund may invest in securities of both larger established and smaller emerging companies located in developed or emerging markets, some of which may be denominated in foreign currencies. The Fund concentrates (that is, invests at least 25% of its assets) its investments in medical research and the health care industry. The Fund may invest up to 5% of its total assets in royalty bonds. The Fund may also invest in other pooled investment vehicles.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that the adviser believes will grow in value over time regardless of short-term market fluctuations. In making investment decisions, the portfolio managers utilize the information provided by, and the expertise of, the investment adviser’s research staff. The stock selection process will be based on numerous factors, including the potential to increase market share (for larger companies), and the potential of research and development projects (for smaller companies). The portfolio managers consider selling a holding whenever it adds a holding to the Fund. The stock selection process is highly subjective.

The Fund currently invests its assets in Worldwide Health Sciences Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Sector Concentration Risk. The Fund concentrates its investments in the health sciences industry, so the Fund will likely be affected by events that adversely affect that industry. The Fund has historically held fewer than 60 stocks at any one time; therefore, the Fund is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of Fund shares can also be impacted by regulatory activities that affect health sciences companies. For instance, increased regulation can increase the cost of bringing new products to market and thereby reduce profits.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and market risks.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 18.93% for the quarter ended June 30, 2003, and the lowest quarterly return was –19.26% for the quarter ended March 31, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2010 to September 30, 2011) was –0.11%.
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns Eaton Vance Worldwide Health Sciences Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Class A	Class A Return Before Taxes		4.71%	2.60%	1.67%
Return Before Taxes Class B	Class B Return Before Taxes		5.31%	2.77%	1.51%
Return Before Taxes Class C	Class C Return Before Taxes		9.31%	3.05%	1.50%
Return Before Taxes Class I	Class I Return Before Taxes		11.23%	3.86%	2.29%
Return Before Taxes Class R	Class R Return Before Taxes		10.81%	3.57%	2.11%
Return After Taxes on Distributions Class A	Class A Return After Taxes on Distributions		3.75%	1.41%	0.98%
Return After Taxes on Distributions and the Sale of Class A Shares Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		4.34%	2.06%	1.30%
MSCI World Health Care Index	MSCI World Health Care Index	(reflects net dividends, which reflect the deduction of withholding taxes)	2.41%	1.88%	0.76%
S&P 500 Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Class I and R performance shown above for the periods prior to October 1, 2009 and September 8, 2003 (commencement of operations for such class, respectively) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. The Fund’s primary benchmark has been changed to the MSCI World Health Care Index because it was deemed by the portfolio managers to be a more appropriate benchmark for the Fund. Investors cannot invest directly in an Index. (Source for MSCI World Health Care Index: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved the data, and has no liability hereunder.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	EATON VANCE GROWTH TRUST
Central Index Key	dei_EntityCentralIndexKey	0000102816
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 1, 2012
Prospectus Date	rr_ProspectusDate	Jan 1, 2012
Eaton Vance Asian Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Asian Small Companies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital growth.
Fees and Expenses of the Fund	evgt102816_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evgt102816_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evgt102816_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of Asian small companies (the “80% Policy”). At the time of investment, Asian small companies are companies that (a) have a market capitalization that does not exceed the maximum market capitalization of companies included in the MSCI All Country ex Japan Small Cap Index (full market capitalization) (the “market cap maximum”) on the last business day of the previous quarter and (b) are located in or have securities which are principally traded in an Asian region country. As of September 30, 2011, the maximum market capitalization of companies included in the Index (full market capitalization) was approximately $3.46 billion. The Fund may invest 25% or more of its total assets in securities of issuers located in any one country, and may retain securities of a company with a market capitalization that grows after initial investment over the market cap maximum. The Fund normally invests in the securities markets of countries in the Asian region, including Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. While there is no minimum or maximum limitation on assets that may be invested in a single country, it is anticipated that investments in Hong Kong, India, South Korea or Singapore may exceed 25% of total assets. More than 25% of the Fund’s total assets may be denominated in a single currency. The Fund has historically held fewer than 75 stocks; therefore, in that situation, the Fund’s value may be more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts and options. The Fund also may invest in stock and index futures as a substitute for purchasing securities and to gain exposure to sectors of the market. The Fund limits investment in such index or stock futures to not more than 20% of its total assets. The Fund may invest in private placements.

In selecting securities for the Fund, the investment adviser considers companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities. Stocks will be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

The Fund currently invests its assets in Asian Small Companies Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of Asian small companies (the “80% Policy”). At the time of investment, Asian small companies are companies that (a) have a market capitalization that does not exceed the maximum market capitalization of companies included in the MSCI All Country ex Japan Small Cap Index (full market capitalization) (the “market cap maximum”) on the last business day of the previous quarter and (b) are located in or have securities which are principally traded in an Asian region country. As of September 30, 2011, the maximum market capitalization of companies included in the Index (full market capitalization) was approximately $3.46 billion. The Fund may invest 25% or more of its total assets in securities of issuers located in any one country, and may retain securities of a company with a market capitalization that grows after initial investment over the market cap maximum. The Fund normally invests in the securities markets of countries in the Asian region, including Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. While there is no minimum or maximum limitation on assets that may be invested in a single country, it is anticipated that investments in Hong Kong, India, South Korea or Singapore may exceed 25% of total assets. More than 25% of the Fund’s total assets may be denominated in a single currency. The Fund has historically held fewer than 75 stocks; therefore, in that situation, the Fund’s value may be more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts and options. The Fund also may invest in stock and index futures as a substitute for purchasing securities and to gain exposure to sectors of the market. The Fund limits investment in such index or stock futures to not more than 20% of its total assets. The Fund may invest in private placements.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Investing in Asia. Economies of countries in the Asian and China regions differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Monsoons and natural disasters also can affect the value of investments. China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Geographic Concentration Risk. Because the Fund will concentrate its investments in equity securities of companies located in the region defined in Principal Investment Strategies above, the value of Fund shares may be affected by events that adversely affect that region and may fluctuate more than that of a less concentrated fund.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives’ counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evgt102816_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 41.96% for the quarter ended June 30, 2009, and the lowest quarterly return was -38.40% for the quarter ended September 30, 2008. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2010 to September 30, 2011) was -27.03%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. Investors cannot invest directly in an Index. (Source for the MSCI All Country Asia ex Japan Small Cap Index returns: MSCI Barra). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class B shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance Asian Small Companies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVASX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 28, 2013
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	775
3 Years	rr_ExpenseExampleYear03	1,221
5 Years	rr_ExpenseExampleYear05	1,693
10 Years	rr_ExpenseExampleYear10	2,991
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	775
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,221
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,693
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,991
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	7.03%
2002	rr_AnnualReturn2002	0.15%
2003	rr_AnnualReturn2003	85.28%
2004	rr_AnnualReturn2004	0.17%
2005	rr_AnnualReturn2005	36.39%
2006	rr_AnnualReturn2006	47.30%
2007	rr_AnnualReturn2007	16.41%
2008	rr_AnnualReturn2008	(65.94%)
2009	rr_AnnualReturn2009	80.73%
2010	rr_AnnualReturn2010	15.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2010, the highest quarterly total return for Class A was
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.96%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.40%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return through the end of the most recent calendar quarter (December 31, 2010 to September 30, 2011) was
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(27.03%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Eaton Vance Asian Small Companies Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBASX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 28, 2013
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleYear01	782
3 Years	rr_ExpenseExampleYear03	1,296
5 Years	rr_ExpenseExampleYear05	1,734
10 Years	rr_ExpenseExampleYear10	3,086
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	282
3 Years	rr_ExpenseExampleNoRedemptionYear03	896
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,534
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,086
Eaton Vance Asian Small Companies Fund | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	8.92%
Five Years	rr_AverageAnnualReturnYear05	2.83%
Ten Years	rr_AverageAnnualReturnYear10	12.04%
Eaton Vance Asian Small Companies Fund | Return Before Taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	9.86%
Five Years	rr_AverageAnnualReturnYear05	3.20%
Ten Years	rr_AverageAnnualReturnYear10	12.11%
Eaton Vance Asian Small Companies Fund | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	7.94%
Five Years	rr_AverageAnnualReturnYear05	1.76%
Ten Years	rr_AverageAnnualReturnYear10	10.89%
Eaton Vance Asian Small Companies Fund | Return After Taxes on Distributions and the Sale of Class A Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and the Sale of Class A Shares
One Year	rr_AverageAnnualReturnYear01	6.03%
Five Years	rr_AverageAnnualReturnYear05	2.39%
Ten Years	rr_AverageAnnualReturnYear10	10.46%
Eaton Vance Asian Small Companies Fund | MSCI All Country Asia ex Japan Small Cap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country Asia ex Japan Small Cap Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects net dividends, which reflect the deduction of withholding taxes)
One Year	rr_AverageAnnualReturnYear01	24.32%
Five Years	rr_AverageAnnualReturnYear05	15.38%
Ten Years	rr_AverageAnnualReturnYear10	16.42%
Eaton Vance Greater China Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Greater China Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund	evgt102816_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evgt102816_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 19 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evgt102816_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in the China region (the “80% Policy”). The Fund invests primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People’s Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines. A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region. The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund may invest up to 20% of its net assets outside the China region. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. More than 25% of the Fund’s total assets may be denominated in a single currency. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts. The Fund also may invest in stock and index futures as a substitute for purchasing securities and to gain exposure to sectors of the market. The Fund limits investment in such index or stock futures to not more than 20% of its total assets. The Fund may invest in private placements.

The investment adviser invests primarily in common stocks of China region companies expected to grow in value over time, regardless of short-term market fluctuations. In selecting securities for the Fund, the investment adviser considers companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities. Stocks typically will be sold when they have achieved their perceived value or when a country’s stock market is expected to be depressed for an extended period.

The Fund currently invests its assets in Greater China Growth Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in the China region (the “80% Policy”). The Fund invests primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People’s Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines. A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region. The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund may invest up to 20% of its net assets outside the China region. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. More than 25% of the Fund’s total assets may be denominated in a single currency. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts. The Fund also may invest in stock and index futures as a substitute for purchasing securities and to gain exposure to sectors of the market. The Fund limits investment in such index or stock futures to not more than 20% of its total assets. The Fund may invest in private placements.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and market risks.

Risks of Investing in Asia. Economies of countries in the Asian and China regions differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Monsoons and natural disasters also can affect the value of investments. China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Geographic Concentration Risk. Because the Fund will concentrate its investments in equity securities of companies located in the region defined in Principal Investment Strategies above, the value of Fund shares may be affected by events that adversely affect that region and may fluctuate more than that of a less concentrated fund.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives’ counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Diversification Risk. The Fund is “non-diversified” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.
Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evgt102816_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 30.52% for the quarter ended June 30, 2009, and the lowest quarterly return was -26.58% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2010 to September 30, 2011) was -27.11%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. For the period from September 30, 1996 to December 31, 2000, the MSCI Golden Dragon Index data was calculated using gross dividends, without consideration for taxes. Investors cannot invest directly in an Index. (Source for the MSCI Golden Dragon Index returns: Lipper Inc. and MSCI, respectively). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions may be the same as Return Before Taxes for a period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance Greater China Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVCGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 28, 2013
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	762
3 Years	rr_ExpenseExampleYear03	1,156
5 Years	rr_ExpenseExampleYear05	1,575
10 Years	rr_ExpenseExampleYear10	2,737
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	762
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,156
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,575
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,737
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(17.36%)
2002	rr_AnnualReturn2002	(16.31%)
2003	rr_AnnualReturn2003	53.88%
2004	rr_AnnualReturn2004	15.35%
2005	rr_AnnualReturn2005	12.67%
2006	rr_AnnualReturn2006	47.58%
2007	rr_AnnualReturn2007	61.18%
2008	rr_AnnualReturn2008	(51.05%)
2009	rr_AnnualReturn2009	60.48%
2010	rr_AnnualReturn2010	8.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2010, the highest quarterly total return for Class A was
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return through the end of the most recent calendar quarter (December 31, 2010 to September 30, 2011) was
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(27.11%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Eaton Vance Greater China Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMCGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 28, 2013
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleYear01	768
3 Years	rr_ExpenseExampleYear03	1,227
5 Years	rr_ExpenseExampleYear05	1,613
10 Years	rr_ExpenseExampleYear10	2,832
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	268
3 Years	rr_ExpenseExampleNoRedemptionYear03	827
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,413
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,832
Eaton Vance Greater China Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECCGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 28, 2013
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	368
3 Years	rr_ExpenseExampleYear03	827
5 Years	rr_ExpenseExampleYear05	1,413
10 Years	rr_ExpenseExampleYear10	3,001
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	268
3 Years	rr_ExpenseExampleNoRedemptionYear03	827
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,413
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,001
Eaton Vance Greater China Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EICGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 28, 2013
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	525
5 Years	rr_ExpenseExampleYear05	905
10 Years	rr_ExpenseExampleYear10	1,975
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	525
5 Years	rr_ExpenseExampleNoRedemptionYear05	905
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,975
Eaton Vance Greater China Growth Fund | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	2.14%
Five Years	rr_AverageAnnualReturnYear05	13.78%
Ten Years	rr_AverageAnnualReturnYear10	10.19%
Eaton Vance Greater China Growth Fund | Return Before Taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	2.90%
Five Years	rr_AverageAnnualReturnYear05	14.29%
Ten Years	rr_AverageAnnualReturnYear10	10.19%
Eaton Vance Greater China Growth Fund | Return Before Taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	6.73%
Five Years	rr_AverageAnnualReturnYear05	14.53%
Ten Years	rr_AverageAnnualReturnYear10	10.17%
Eaton Vance Greater China Growth Fund | Return Before Taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	8.79%
Five Years	rr_AverageAnnualReturnYear05	15.27%
Ten Years	rr_AverageAnnualReturnYear10	10.90%
Eaton Vance Greater China Growth Fund | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(0.10%)
Five Years	rr_AverageAnnualReturnYear05	12.64%
Ten Years	rr_AverageAnnualReturnYear10	9.64%
Eaton Vance Greater China Growth Fund | Return After Taxes on Distributions and the Sale of Class A Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and the Sale of Class A Shares
One Year	rr_AverageAnnualReturnYear01	3.14%
Five Years	rr_AverageAnnualReturnYear05	11.98%
Ten Years	rr_AverageAnnualReturnYear10	9.07%
Eaton Vance Greater China Growth Fund | MSCI Golden Dragon Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Golden Dragon Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects net dividends, which reflect the deduction of withholding taxes)
One Year	rr_AverageAnnualReturnYear01	13.24%
Five Years	rr_AverageAnnualReturnYear05	12.75%
Ten Years	rr_AverageAnnualReturnYear10	9.25%
Eaton Vance Multi-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary consideration is investment income.
Fees and Expenses of the Fund	evgt102816_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evgt102816_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evgt102816_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	168.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of U.S. growth companies but may invest up to 25% of its net assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may invest up to 10% of its assets in real estate investment trusts (“REITs”). The Fund may also invest in other pooled investment vehicles and may lend its securities. The Fund’s investment objective may not be changed without shareholder approval.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices or by writing put options or to generate income by writing covered call options or put options. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements. There is no stated limit on the Fund’s use of derivatives. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).

The Fund invests in a portfolio consisting primarily of common stocks of companies that are expected, over the long term, to have earnings growth that is faster than the growth of the U.S. economy and the U.S. stock market as a whole. Growth companies owned by the Fund may include both large and established market leaders, as well as smaller, less seasoned companies. The Fund may invest in dividend-paying stocks to achieve the secondary consideration of investment income. However, growth stocks typically do not pay dividends. The Fund’s ability to pay dividends depends on the yields available on common stocks and Fund (and class) expenses. If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that the portfolio managers believe will grow in value over time. In making investment decisions, the portfolio managers may utilize the information provided by, and the expertise of, the investment adviser’s research staff. Management of the Fund involves consideration of numerous factors (such as potential for price appreciation, risk/return, the mix of securities held by the Fund and, secondarily, long-term dividend prospects). The sell process combines bottom-up and top-down considerations. The portfolio managers will normally consider selling securities when they reach the adviser’s price target, other securities are identified to displace a current holding, or fundamentals deteriorate and the original investment case is no longer valid. A top-down assessment of an industry or the economy can also influence sell decisions at times.

The Fund currently invests its assets in Multi-Cap Growth Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in common stocks of U.S. growth companies but may invest up to 25% of its net assets in foreign securities, some of which may be located in emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may invest up to 10% of its assets in real estate investment trusts (“REITs”). The Fund may also invest in other pooled investment vehicles and may lend its securities. The Fund’s investment objective may not be changed without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Real Estate Investment Trust Risk. Real estate investment trusts (“REITs”) are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evgt102816_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 26.87% for the quarter ended June 30, 2003, and the lowest quarterly return was -33.13% for the quarter ended December 31, 2008. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2010 to September 30, 2011) was -11.04%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance Multi-Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVGFX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,222
10 Years	rr_ExpenseExampleYear10	1,999
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	695
3 Years	rr_ExpenseExampleNoRedemptionYear03	949
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,222
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,999
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(11.05%)
2002	rr_AnnualReturn2002	(26.71%)
2003	rr_AnnualReturn2003	36.65%
2004	rr_AnnualReturn2004	16.12%
2005	rr_AnnualReturn2005	1.87%
2006	rr_AnnualReturn2006	20.90%
2007	rr_AnnualReturn2007	31.41%
2008	rr_AnnualReturn2008	(52.84%)
2009	rr_AnnualReturn2009	49.13%
2010	rr_AnnualReturn2010	10.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2010, the highest quarterly total return for Class A was
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.13%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return through the end of the most recent calendar quarter (December 31, 2010 to September 30, 2011) was
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.04%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Eaton Vance Multi-Cap Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMGFX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleYear01	703
3 Years	rr_ExpenseExampleYear03	1,027
5 Years	rr_ExpenseExampleYear05	1,278
10 Years	rr_ExpenseExampleYear10	2,134
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	627
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,134
Eaton Vance Multi-Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECGFX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	303
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	1,078
10 Years	rr_ExpenseExampleYear10	2,327
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	627
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,327
Eaton Vance Multi-Cap Growth Fund | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	3.63%
Five Years	rr_AverageAnnualReturnYear05	2.97%
Ten Years	rr_AverageAnnualReturnYear10	2.02%
Eaton Vance Multi-Cap Growth Fund | Return Before Taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	4.06%
Five Years	rr_AverageAnnualReturnYear05	3.13%
Ten Years	rr_AverageAnnualReturnYear10	1.89%
Eaton Vance Multi-Cap Growth Fund | Return Before Taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	8.08%
Five Years	rr_AverageAnnualReturnYear05	3.46%
Ten Years	rr_AverageAnnualReturnYear10	1.87%
Eaton Vance Multi-Cap Growth Fund | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	3.63%
Five Years	rr_AverageAnnualReturnYear05	2.12%
Ten Years	rr_AverageAnnualReturnYear10	1.59%
Eaton Vance Multi-Cap Growth Fund | Return After Taxes on Distributions and the Sale of Class A Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and the Sale of Class A Shares
One Year	rr_AverageAnnualReturnYear01	2.36%
Five Years	rr_AverageAnnualReturnYear05	2.35%
Ten Years	rr_AverageAnnualReturnYear10	1.64%
Eaton Vance Multi-Cap Growth Fund | Russell 3000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	17.64%
Five Years	rr_AverageAnnualReturnYear05	3.88%
Ten Years	rr_AverageAnnualReturnYear10	0.30%
Eaton Vance Multi-Cap Growth Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Eaton Vance Richard Bernstein Equity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund	evgt102816_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 13 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evgt102816_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 13 of this Prospectus and page 18 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evgt102816_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period (from the commencement of operations on October 12, 2010 through August 31, 2011), the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities and derivative instruments that provide exposure to equity securities (the “80% Policy”). The Fund may invest up to 20% of its net assets in fixed-income securities, including securities of any rating or that are unrated. The Fund may invest an unlimited amount of its assets in foreign securities located in developed or emerging market countries, including securities trading in the form of depositary receipts. The Fund may invest in stocks of companies of any capitalization, real estate investment trusts, exchange-traded notes (“ETNs”) and exchange-traded funds (“ETFs”, including commodity-related ETFs), and other pooled investment vehicles.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices. However, the Fund may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange traded and over-the-counter options; equity collars; equity-linked securities and equity swap agreements. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). There is no stated limit on the Fund’s use of derivatives.

The Fund is managed in a macro-driven, top-down style that emphasizes and de-emphasizes various global equity market segments at different times. Leading exposures will vary among growth and value, small, mid and large cap, U.S. and non-U.S., and developed and emerging markets based on the sub-adviser’s assessment of a range of proprietary and non-proprietary quantitative indicators and the firm’s macro-economic analysis and judgment. It is expected that the macro-economic factors and indicators will evolve over time and may include the following: global equity market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rotation; expected beta; estimate revisions and earnings surprises; investor sentiment and other factors. Individual stock selection will be based on quantitative screening and optimization to achieve desired market exposures while controlling stock-specific and other observable market risks. The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk controls are maintained. Stocks may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation based on a modified top-down view.

The Fund will exercise a flexible strategy and is not limited by investment style or by an issuer’s location, size, market capitalization or industry sector. The strategy may have none, some or all of its assets invested in a particular market segment at a given time, and across market segments in relative proportions that change over time. At anytime, up to 100% of the Fund’s assets may be invested in either U.S. or foreign securities, including issuers located in emerging market countries.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities and derivative instruments that provide exposure to equity securities (the “80% Policy”). The Fund may invest up to 20% of its net assets in fixed-income securities, including securities of any rating or that are unrated. The Fund may invest an unlimited amount of its assets in foreign securities located in developed or emerging market countries, including securities trading in the form of depositary receipts. The Fund may invest in stocks of companies of any capitalization, real estate investment trusts, exchange-traded notes (“ETNs”) and exchange-traded funds (“ETFs”, including commodity-related ETFs), and other pooled investment vehicles.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares may be sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The value of equity investments and related instruments may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Fixed Income and Convertible Security Risk. The Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Risks of Commodity-Related Investments. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Real Estate Investment Trust Risk. Real estate investment trusts (“REITs”) are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Risks Associated with Active and Quantitative Management. The Fund is an actively managed portfolio and its success depends upon the ability of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized. The sub-adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, for which there can be no assurance that the desired results will be achieved.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evgt102816_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available after the Fund has been in operation for one full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available after the Fund has been in operation for one full calendar year.
Eaton Vance Richard Bernstein Equity Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERBAX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	712
3 Years	rr_ExpenseExampleYear03	1,001
5 Years	rr_ExpenseExampleYear05	1,312
10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	712
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,001
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,312
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
Eaton Vance Richard Bernstein Equity Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERBCX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	321
3 Years	rr_ExpenseExampleYear03	682
5 Years	rr_ExpenseExampleYear05	1,169
10 Years	rr_ExpenseExampleYear10	2,513
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,513
Eaton Vance Richard Bernstein Equity Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERBIX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,432
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	375
5 Years	rr_ExpenseExampleNoRedemptionYear05	649
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,432
Eaton Vance Worldwide Health Sciences Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies.
Fees and Expenses of the Fund	evgt102816_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evgt102816_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 15 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect the terms of an Amended and Restated Investment Advisory Agreement, a new Management Agreement and a new Administration Agreement effective August 1, 2011 and assume that the new Index used for performance fee purposes was in place for the entire performance adjustment period. The restated performance fee adjustment would have increased the effective rate of the basic investment advisory fee of 0.48% by 0.17% for the most recent fiscal year ended August 31, 2011. See page 9 of this Prospectus for more information about the calculation of the performance fee adjustment.
Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evgt102816_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies (“health sciences companies”) (the “80% Policy”). A company will be considered to be a health sciences company if, at the time of investment, 50% or more of the company’s sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care. The Fund invests in U.S. and foreign securities and will normally be invested in issuers located in at least three different countries. The Fund may invest in securities of both larger established and smaller emerging companies located in developed or emerging markets, some of which may be denominated in foreign currencies. The Fund concentrates (that is, invests at least 25% of its assets) its investments in medical research and the health care industry. The Fund may invest up to 5% of its total assets in royalty bonds. The Fund may also invest in other pooled investment vehicles.

The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that the adviser believes will grow in value over time regardless of short-term market fluctuations. In making investment decisions, the portfolio managers utilize the information provided by, and the expertise of, the investment adviser’s research staff. The stock selection process will be based on numerous factors, including the potential to increase market share (for larger companies), and the potential of research and development projects (for smaller companies). The portfolio managers consider selling a holding whenever it adds a holding to the Fund. The stock selection process is highly subjective.

The Fund currently invests its assets in Worldwide Health Sciences Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally invests at least 80% of its net assets in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies (“health sciences companies”) (the “80% Policy”). A company will be considered to be a health sciences company if, at the time of investment, 50% or more of the company’s sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care. The Fund invests in U.S. and foreign securities and will normally be invested in issuers located in at least three different countries. The Fund may invest in securities of both larger established and smaller emerging companies located in developed or emerging markets, some of which may be denominated in foreign currencies. The Fund concentrates (that is, invests at least 25% of its assets) its investments in medical research and the health care industry. The Fund may invest up to 5% of its total assets in royalty bonds. The Fund may also invest in other pooled investment vehicles.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Sector Concentration Risk. The Fund concentrates its investments in the health sciences industry, so the Fund will likely be affected by events that adversely affect that industry. The Fund has historically held fewer than 60 stocks at any one time; therefore, the Fund is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of Fund shares can also be impacted by regulatory activities that affect health sciences companies. For instance, increased regulation can increase the cost of bringing new products to market and thereby reduce profits.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if it invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political, economic and market risks.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and the Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evgt102816_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten years ended December 31, 2010, the highest quarterly total return for Class A was 18.93% for the quarter ended June 30, 2003, and the lowest quarterly return was –19.26% for the quarter ended March 31, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2010 to September 30, 2011) was –0.11%.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Class I and R performance shown above for the periods prior to October 1, 2009 and September 8, 2003 (commencement of operations for such class, respectively) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different. The Fund’s primary benchmark has been changed to the MSCI World Health Care Index because it was deemed by the portfolio managers to be a more appropriate benchmark for the Fund. Investors cannot invest directly in an Index. (Source for MSCI World Health Care Index: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved the data, and has no liability hereunder.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Class I and R performance shown above for the periods prior to October 1, 2009 and September 8, 2003 (commencement of operations for such class, respectively) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for other expenses, returns would be different.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance Worldwide Health Sciences Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETHSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.24%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	747
3 Years	rr_ExpenseExampleYear03	1,109
5 Years	rr_ExpenseExampleYear05	1,494
10 Years	rr_ExpenseExampleYear10	2,569
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	747
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,109
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,494
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,569
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(6.63%)
2002	rr_AnnualReturn2002	(25.94%)
2003	rr_AnnualReturn2003	30.46%
2004	rr_AnnualReturn2004	6.81%
2005	rr_AnnualReturn2005	7.69%
2006	rr_AnnualReturn2006	(0.01%)
2007	rr_AnnualReturn2007	6.49%
2008	rr_AnnualReturn2008	(7.24%)
2009	rr_AnnualReturn2009	9.89%
2010	rr_AnnualReturn2010	11.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2010, the highest quarterly total return for Class A was
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.93%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return through the end of the most recent calendar quarter (December 31, 2010 to September 30, 2011) was
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.11%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Eaton Vance Worldwide Health Sciences Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMHSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	1.24%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleYear01	758
3 Years	rr_ExpenseExampleYear03	1,193
5 Years	rr_ExpenseExampleYear05	1,555
10 Years	rr_ExpenseExampleYear10	2,702
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,702
Eaton Vance Worldwide Health Sciences Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECHSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.24%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	358
3 Years	rr_ExpenseExampleYear03	793
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	2,885
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	793
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,885
Eaton Vance Worldwide Health Sciences Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIHSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	1.24%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	845
10 Years	rr_ExpenseExampleYear10	1,845
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	490
5 Years	rr_ExpenseExampleNoRedemptionYear05	845
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,845
Eaton Vance Worldwide Health Sciences Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERHSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	1.24%	[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R shares
1 Year	rr_ExpenseExampleYear01	208
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	1,103
10 Years	rr_ExpenseExampleYear10	2,379
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
Eaton Vance Worldwide Health Sciences Fund | Return Before Taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	4.71%
Five Years	rr_AverageAnnualReturnYear05	2.60%
Ten Years	rr_AverageAnnualReturnYear10	1.67%
Eaton Vance Worldwide Health Sciences Fund | Return Before Taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	5.31%
Five Years	rr_AverageAnnualReturnYear05	2.77%
Ten Years	rr_AverageAnnualReturnYear10	1.51%
Eaton Vance Worldwide Health Sciences Fund | Return Before Taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	9.31%
Five Years	rr_AverageAnnualReturnYear05	3.05%
Ten Years	rr_AverageAnnualReturnYear10	1.50%
Eaton Vance Worldwide Health Sciences Fund | Return Before Taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	11.23%
Five Years	rr_AverageAnnualReturnYear05	3.86%
Ten Years	rr_AverageAnnualReturnYear10	2.29%
Eaton Vance Worldwide Health Sciences Fund | Return Before Taxes | Class R
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	10.81%
Five Years	rr_AverageAnnualReturnYear05	3.57%
Ten Years	rr_AverageAnnualReturnYear10	2.11%
Eaton Vance Worldwide Health Sciences Fund | Return After Taxes on Distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	3.75%
Five Years	rr_AverageAnnualReturnYear05	1.41%
Ten Years	rr_AverageAnnualReturnYear10	0.98%
Eaton Vance Worldwide Health Sciences Fund | Return After Taxes on Distributions and the Sale of Class A Shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and the Sale of Class A Shares
One Year	rr_AverageAnnualReturnYear01	4.34%
Five Years	rr_AverageAnnualReturnYear05	2.06%
Ten Years	rr_AverageAnnualReturnYear10	1.30%
Eaton Vance Worldwide Health Sciences Fund | MSCI World Health Care Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Health Care Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects net dividends, which reflect the deduction of withholding taxes)
One Year	rr_AverageAnnualReturnYear01	2.41%
Five Years	rr_AverageAnnualReturnYear05	1.88%
Ten Years	rr_AverageAnnualReturnYear10	0.76%
Eaton Vance Worldwide Health Sciences Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
[2]	The investment adviser and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 2.04% for Class A shares and 2.74% for Class B shares. This expense reimbursement will continue through April 28, 2013. Any amendments to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[3]	The investment adviser and sub-adviser have agreed to reimburse the Fund's expenses to the extent Total Annual Fund Operating Expenses exceed 1.95% for Class A shares, 2.65% for Class B and Class C shares, and 1.65% for Class I shares. This expense reimbursement will continue through April 28, 2013. Any amendments to or a termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[4]	Management Fees have been restated to reflect the terms of an Amended and Restated Investment Advisory Agreement, a new Management Agreement and a new Administration Agreement effective August 1, 2011 and assume that the new Index used for performance fee purposes was in place for the entire performance adjustment period. The restated performance fee adjustment would have increased the effective rate of the basic investment advisory fee of 0.48% by 0.17% for the most recent fiscal year ended August 31, 2011. See page 9 of this Prospectus for more information about the calculation of the performance fee adjustment.